TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Taxes On Income Details
Net Operating loss carry forward	$ (133)	$ (98)
Deferred tax asset before valuation allowance	45	22
Valuation allowance	$ (45)	$ (22)
Net deferred tax asset